Note 4 - Loans - Period-End Non-Accrual Loans, Segregated by Class (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-accrual Loans	$ 2,988	$ 3,826
Real Estate Segment [Member]
Non-accrual Loans	2,683	3,429
Business Loans [Member]
Non-accrual Loans	281	389
Consumer Portfolio Segment [Member]
Non-accrual Loans	24	8
Land Development And Construction Loans [Member] | Real Estate Segment [Member]
Non-accrual Loans	0	171
Farmland Loan [Member] | Real Estate Segment [Member]
Non-accrual Loans	117	118
Family Mortgages 1-4 [Member] | Real Estate Segment [Member]
Non-accrual Loans	1,720	1,891
Commercial Real Estate Portfolio Segment [Member] | Real Estate Segment [Member]
Non-accrual Loans	846	1,249
Commercial and Industrial Loans [Member] | Business Loans [Member]
Non-accrual Loans	281	386
Farm Production and Other Farm Loans [Member] | Business Loans [Member]
Non-accrual Loans	0	3
Other Consumer Loan [Member] | Consumer Portfolio Segment [Member]
Non-accrual Loans	$ 24	$ 8